PBF LOGISTICS LP (Initial Public Offering) (Details) - USD ($) $ in Thousands					1 Months Ended	12 Months Ended
	Sep. 14, 2016	Aug. 17, 2016	Apr. 05, 2016	May 14, 2014	Sep. 14, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 15, 2015	Dec. 31, 2014
Investment [Line Items]
Proceeds from sale of PBF LLC Series C units, net of underwriters’ discount and commissions						$ 0	$ 275,300	$ 345,000
Ownership percentage		100.00%	100.00%			100.00%	100.00%	100.00%	100.00%	100.00%
Purchase of marketable securities						$ 75,036	$ 1,909,965	$ 2,067,286
Common Units [Member] | PBF Logistics LP [Member]
Investment [Line Items]
Partners' Capital Account, Units, Sold in Public Offering			2,875,000
IPO [Member] | Common Units [Member] | PBF Logistics LP [Member]
Investment [Line Items]
Partners' Capital Account, Units, Sold in Public Offering				15,812,500
Limited Partner, Public [Member]
Investment [Line Items]
Partners' Capital Account, Units, Sold in Public Offering		4,000,000
Proceeds from sale of PBF LLC Series C units, net of underwriters’ discount and commissions			$ 51,625		$ 86,753
Limited Partner [Member] | PBF LLC [Member]
Investment [Line Items]
Ownership percentage		44.60%	49.50%			44.10%	44.20%	53.70%	53.90%	52.10%
Limited Partner [Member] | Public Unit Holders [Member]
Investment [Line Items]
Ownership percentage		55.40%	50.50%			55.90%	55.80%	46.30%	46.10%	47.90%
Limited Partner [Member] | Common Units [Member] | PBF LLC [Member]
Investment [Line Items]
Partners' Capital Account, Units (in dollars per share)							18,459,497
Common Units [Member] | Over-Allotment Option [Member]
Investment [Line Items]
Partners' Capital Account, Units, Sold in Public Offering	375,000	600,000	375,000